Weighted Average Assumption for Employee and Non-Employee Option (Detail) (Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option [Member]
Valuation assumption
Dividend yield	0.00%	0.00%
Volatility factor	172.00%	124.50%
Risk-free interest rate	0.80%	1.70%
Expected term (years)	5 years 3 months 18 days	5 years 6 months
Weighted-average fair value of options granted during the periods	$ 0.14	$ 0.15